EQUITABLE AMERICA

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

(212) 314-2777

Alfred.Ayensu-Ghartey@equitable.com

May 1, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America
EQUI-VEST® Strategies (Series 900 and Series 901)
File No. 333-282689; CIK#0002038891
Variable Account AA
File Nos. 333-275046 and 811-23817
CIK #0001932768

CERTIFICATION PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectuses, supplements and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey